INCOME TAX BENEFIT	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	INCOME TAX BENEFIT
The Company, incorporated in the Bailiwick of Jersey migrated its place of residence on October 29, 2024. It was tax resident in the Bailiwick of Jersey prior to this date, resident in the United Kingdom in the period thereafter, and subject to taxation in the U.S. and various states jurisdictions throughout. ASC Topic 740, Income Taxes (“ASC 740”) indicates that the federal statutory income tax rate of a foreign reporting entity be used when preparing the rate reconciliation disclosure. As such, the Company and its wholly-owned subsidiaries use the statutory income tax rate in the Bailiwick of Jersey and the Cayman Islands of 0% through October 29, 2024, and the statutory income tax rate in the United Kingdom for the period thereafter of 25.0%.
The Company’s consolidated pretax (loss) income for the periods presented were generated by domestic and foreign operations as follows:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
(Loss) income before income taxes:
United States	$(138,337)	$2,684	$(82,868)
Foreign	(123,908)	(51,222)	(30,075)
Total	$(262,245)	$(48,538)	$(112,943)
The provision for income taxes for the periods presented consisted of the following:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Current:
Federal	$3,326	$784	$12
State and local	(95)	268	32
Foreign	24	243	2
Total current tax expense	3,255	1,295	46
Deferred:
Federal	(13,030)	(144)	(7,927)
State and local	(4,414)	(976)	906
Foreign	—	(66)	—
Total deferred tax expense:	(17,444)	(1,185)	(7,021)
Federal	(9,703)	640	(7,915)
State and local	(4,510)	(708)	938
Foreign	24	178	2
Net income tax (benefit) provision	$(14,189)	$110	$(6,975)
For the year ended December 31, 2025, the income tax provision (benefit) related to continuing operations differs from the amounts computed by applying the statutory income tax rate of 25% to loss before income tax. The reconciliation, presented in accordance with ASU 2023-09, is as follows:

Year ended December 31, 2025
Income tax benefit of the United Kingdom	25.00%
Change in Valuation Allowance	(6.53)%
Nondeductible Items
Goodwill impairment	(1.78)%
Non-deductible loss	(0.52)%
Other
Tax effect of eliminations	(7.86)%
Foreign Tax Effects
Cayman Islands	(0.50)%
United States	(1.29)%
United States withholding tax	(1.27)%
Other foreign jurisdictions	0.16%
Total	5.41%
For the years ended December 31, 2024 and December 31, 2023, income taxes differed from the amounts computed by applying the indicated current U.S. federal income tax rate to pretax losses from operations as a result of the following:

	Year ended December 31, 2024	Year ended December 31, 2023
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	4.3%	—%
U.S./foreign tax rate differential	10.0%	15.9%
State income tax benefit, net of federal benefit	1.7%	2.1%
Permanent Items	3.5%	(0.1)%
Noncontrolling interest	(0.9%)	(1.8%)
Change in valuation allowance	(5.6%)	(10.4%)
True-Ups	(12.2)%	—%
Equity Compensation	0.5%	0.5%
Withholding tax	(1.6)%	—%
Goodwill impairment	—%	—%
Total income tax (benefit) expense	(0.2)%	6.2%
As of each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As of December 31, 2025, a valuation allowance of $35.1 million has been provided for predominantly on the deferred tax assets related to the Company’s investment in Waldencast Partners LP. If or when recognized, the tax benefits related to any reversal of valuation allowance will be accounted for as a reduction of income tax expense. A valuation allowance of $22.5 million was recorded as of December 31, 2024.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.
The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and December 31, 2024 are presented below:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:
Inventory reserve	$2,428	$3,217
Net operating losses	34,336	19,016
Non-deductible interest carryover	11,164	3,790
Accruals and other temporary differences	6,102	8,943
Goodwill	4,334	—
Investment in Waldencast LP	11,673	13,147
Total deferred tax assets	70,037	48,113
Deferred tax liabilities:
Fixed asset basis	(37,289)	(37,035)
Other temporary differences	(704)	(2,651)
Total deferred tax liabilities	(37,993)	(39,685)
Less: valuation allowance	(35,126)	(22,471)
Net deferred taxes	$(3,082)	$(14,044)
The Company revised the presentation of certain deferred tax assets by aggregating previously separate components within the deferred tax footnote. This reclassification had no impact on total deferred tax assets, the net deferred tax position, income tax expense, or any amounts previously reported.
Net operating losses and tax credit carryforwards as of December 31, 2025 and December 31, 2024 were as follows:

	As of December 31, 2025		As of December 31, 2024
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal (Post December 31, 2017)	$60,402	Do not expire	$42,539	Do not expire
Net operating losses, state	33,627	2039 - 2045	25,383	2039 - 2045
Tax Credits, federal	387	2039 - 2041	387	2039 - 2041
Tax Credits, state	121	Do not expire	88	Do not expire
Pursuant to Sections 382 and 383 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), annual use of the Company’s net operating losses (“NOLs”) and research and development (“R&D”) credit carryforwards may be limited in the event that a cumulative change in ownership of more than 50.0% occurs within a three-year period. The Company has not undergone an analysis to determine whether this limitation would apply to the utilization of the NOL carryforward. However, as the federal NOLs do not expire, the Company does not believe that any potential limitations to federal or state NOLs, or federal credit carryforwards, if applicable, would be material to the financial statements.
The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of operations and comprehensive loss. There were no such unrecognized tax benefits as of December 31, 2025 or December 31, 2024. The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.
As of December 31, 2025, there were no active taxing authority examinations in any of the Company's major tax jurisdictions other than in relation to Obagi Cosmeceuticals LLC for the 2021 tax year. There have been no findings or adjustments related to this open tax examination. The Company remains subject to examination for federal and state income tax purposes for the tax years ending 2020 through 2025.
On July 4, 2025, President Trump signed into law the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”). The OBBBA includes various provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. While the OBBBA did not have a significant impact on the Company’s total tax provision as of December 2025, the Company is still evaluating the Company’s position on the elective provisions of the law and the potential impacts of those elections on the consolidated financial statements.
The cash paid for income taxes (net of refunds) during the year was as follows:

(In thousands)	Year ended December 31, 2025
United States State and Local Taxes	$174
Other	26
Foreign Taxes
Singapore	8
Total	$208
In relation to United States State and Local Taxes, income taxes paid (net of refunds) exceeded 5 percent of total income taxes paid (net of refunds) in the following jurisdictions:

(In thousands)	Year ended December 31, 2025
California	$25
Massachusetts	38
New York	30
New York City	15
South Carolina	20
Tennessee	30
Texas	16
Total United States State and Local Taxes	$174
No single jurisdiction or state included in Other represents 5% or more of total cash paid for income taxes (net of refunds) for any period presented. Accordingly, these amounts have been aggregated and presented within their respective categories.